Long - Term Debt - Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Issuance Costs, Net [Abstract]
Opening balance	$ 14,095	$ 9,299
Expenditures in the period	969	7,904
Amortization included within interest expense	(1,921)	(3,108)
Closing balance	13,143	14,095
Current portion	(18)	0
Non current portion	$ 13,125	$ 14,095